CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	December 31,
	2019	2018

Cash for immediate withdrawal in USD	$24,823	$2,069
Cash for immediate withdrawal in NIS	9,459	3,415
Cash for immediate withdrawal in Euro and other currencies	466	326

	$34,748	$5,810